Restructuring Charges (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	$ 313,000,000	$ 133,000,000	$ 411,000,000	$ (4,000,000)	$ 403,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	919,000,000		919,000,000
Employee Severance [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			383,000,000	(7,000,000)	366,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	798,000,000		798,000,000
Other Terminations [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			28,000,000	3,000,000	37,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	121,000,000		121,000,000
U S Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			38,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	72,000,000		72,000,000
U S Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	66,000,000		66,000,000
U S Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	6,000,000		6,000,000
International Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			139,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	221,000,000		221,000,000
International Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	220,000,000		220,000,000
International Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	1,000,000		1,000,000
Global Commercial Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			54,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	267,000,000		267,000,000
Global Commercial Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	249,000,000		249,000,000
Global Commercial Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	18,000,000		18,000,000
Global Network And Merchant Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			25,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	68,000,000		68,000,000
Global Network And Merchant Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	68,000,000		68,000,000
Global Network And Merchant Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	0		0
Corporate and Other [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions			155,000,000
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	291,000,000		291,000,000
Severance and other charges			222,000,000
Corporate and Other [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	195,000,000		195,000,000
Corporate and Other [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	$ 96,000,000		$ 96,000,000